Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue.
Schedule of collaboration revenue

	2021	2020	2019

	(€ in thousands)
Up-front payments
Eli Lilly	581	—	—
Yarrow	252	—	—
R&D services
Eli Lilly	—	—	—
Yarrow	282	—	—
Equity consideration
Eli Lilly	71	—	—
Yarrow	168	—	—
	1,354	—	—

Summary of revenue recognized

	Eli Lilly	Yarrow

	(€ in thousands)
Balance on December 31, 2020	—	—

Balance on January 1, 2021	—	—
Received
Upfront payment	17,651	419
R&D services	—	178
Equity consideration	2,144	225
Revenue recognition
Upfront payment	(581)	(252)
R&D services	—	(282)
Equity consideration	(71)	(168)
Foreign currency translation effects	—	(47)
Balance on December 31, 2021	19,143	73